Revenue	6 Months Ended
Dec. 31, 2024
Revenue [abstract]
Revenue	Revenue
Set out below is the disaggregation of the Group’s revenue from contracts with customers by geographical market, based on where the service is being delivered to:

	Six months Ended December 31
	2024 £’000	2023 £’000
UK	123,728	128,278
North America	152,085	114,713
Europe	94,827	93,811
Rest of the world	20,001	35,171
Total	390,641	371,973
The Group's revenue by industry sector is as follows:

	Six months Ended December 31
	2024 £’000	2023 £’000
Payments and Financial Services	76,045	98,766
Banking and Capital Markets	69,574	52,172
Insurance	33,813	30,455
TMT(1)	79,640	85,767
Mobility	35,167	39,815
Healthcare	47,013	15,665
Other	49,389	49,333
Total	390,641	371,973
(1) Technology, Media and Telecommunications ("TMT")
Starting fiscal year 2025, the Group has updated the breakdown by industry verticals to provide additional disclosure. The Healthcare vertical was spun off from the "Other" industry vertical.